                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                STI CLASSIC FUNDS

                        SUPPLEMENT DATED MARCH 2, 2005 TO
                PROSPECTUS DATED OCTOBER 1, 2004, AS SUPPLEMENTED
                      EQUITY FUNDS - A SHARES AND L SHARES

1. BEGINNING JANUARY 1, 2005, INVESTORS MAY TAKE INTO ACCOUNT THEIR EXISTING INVESTMENTS IN ANY CLASS OF STI CLASSIC FUNDS TO DETERMINE THEIR A SHARES SALES CHARGES. ACCORDINGLY, THE SUB-SECTIONS ENTITLED "REDUCED SALES CHARGES-A SHARES" AND "COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE" IN THE "PURCHASING, SELLING AND EXCHANGING FUND SHARES" SECTION OF THE PROSPECTUS ARE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.

The Funds will combine the value of your current purchases with the current market value of any shares previously purchased for

        o        your individual account(s),
        o        your spouse's account(s),
        o        joint account(s) with your spouse,
        o        your minor children's trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. To be entitled to a reduced sales charge based on shares already owned, you must let the Funds know at the time you make the purchase for which you are seeking the reduction that you qualify for such a reduction. You may be required to provide the Funds with your account number(s), account name(s), and copies of the account statements, and if applicable, the account number(s) account name(s), and copies of the account statements, for your spouse and/or children (and provide the children's ages). Your financial institution may require documentation or other information in order to verify your eligibility for a reduced sales charge. The Funds may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase A Shares at the sales charge rate applicable to the total amount of purchases of all share classes you intend to make over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. In other words, a Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Reinvested dividends or capital gain distributions do not apply toward these combined purchases. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. As shown in the chart above under "Front-End Sales Charges - A Shares," the first breakpoint will be applied when total purchases reach $100,000. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 3.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of shares of any class made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Funds' website at www.sticlassicfunds.com.

2. EFFECTIVE AS OF THE CLOSE OF BUSINESS ON DECEMBER 17, 2004, EACH SHARE CLASS OF THE INFORMATION AND TECHNOLOGY FUND (THE "FUND") REORGANIZED INTO THE CORRESPONDING SHARE CLASS OF THE AGGRESSIVE GROWTH STOCK FUND. THEREFORE, ALL REFERENCES TO THE FUND ARE DELETED FROM THE PROSPECTUS.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                   STISPALE0305

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                STI CLASSIC FUNDS

                        SUPPLEMENT DATED MARCH 2, 2005 TO
                        PROSPECTUS DATED OCTOBER 1, 2004
                       BOND FUNDS - A SHARES AND L SHARES

1. BEGINNING JANUARY 1, 2005, INVESTORS MAY TAKE INTO ACCOUNT THEIR EXISTING INVESTMENTS IN ANY CLASS OF STI CLASSIC FUNDS TO DETERMINE THEIR A SHARES SALES CHARGES. ACCORDINGLY, THE SUB-SECTIONS ENTITLED "REDUCED SALES CHARGES-A SHARES" AND "COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE" IN THE "PURCHASING, SELLING AND EXCHANGING FUND SHARES" SECTIONS OF THE PROSPECTUS ARE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.

The Funds will combine the value of your current purchases with the current market value of any shares previously purchased for

        o        your individual account(s),
        o        your spouse's account(s),
        o        joint account(s) with your spouse,
        o        your minor children's trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. To be entitled to a reduced sales charge based on shares already owned, you must let the Funds know at the time you make the purchase for which you are seeking the reduction that you qualify for such a reduction. You may be required to provide the Funds with your account number(s), account name(s), and copies of the account statements, and if applicable, the account number(s) account name(s), and copies of the account statements, for your spouse and/or children (and provide the children's ages). Your financial institution may require documentation or other information in order to verify your eligibility for a reduced sales charge. The Funds may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase A Shares at the sales charge rate applicable to the total amount of purchases of all share classes you intend to make over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. In other words, a Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Reinvested dividends or capital gain distributions do not apply toward these combined purchases. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. As shown in the chart above under "Front-End Sales Charges - A Shares," the first breakpoint will be applied when total purchases reach $100,000. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 3.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of shares of any class made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Funds' website at www.sticlassicfunds.com.


2. EFFECTIVE JANUARY 1, 2005, ROBERT S. BOWMAN AND H. RICK NELSON REPLACE DAVID
S. YEALY AS CO-PORTFOLIO MANAGERS OF THE SHORT-TERM U.S. TREASURY SECURITIES FUND. THEREFORE, THE "PORTFOLIO MANAGERS" SECTION IN THE PROSPECTUS IS REVISED AS FOLLOWS:

Mr. Robert S. Bowman, CFA, has served as Managing Director of Trusco since January 1999. He has co-managed the SHORT-TERM U.S. TREASURY SECURITIES FUND since January 2005. He has more than 10 years of investment experience.

Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the SHORT-TERM U.S. TREASURY SECURITIES FUND since January 2005 and the CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND since July 2004. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 22 years of investment experience.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                  STISPALB0305

                                STI CLASSIC FUNDS

                        SUPPLEMENT DATED MARCH 2, 2005 TO
                        PROSPECTUS DATED OCTOBER 1, 2004
                     LIFE VISION FUNDS A SHARES AND B SHARES

BEGINNING JANUARY 1, 2005, INVESTORS MAY TAKE INTO ACCOUNT THEIR EXISTING INVESTMENTS IN ANY CLASS OF STI CLASSIC FUNDS TO DETERMINE THEIR A SHARES SALES CHARGES. ACCORDINGLY, THE SUB-SECTIONS ENTITLED "REDUCED SALES CHARGES-A SHARES" AND "COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE" IN THE "PURCHASING, SELLING AND EXCHANGING FUND SHARES" SECTION OF THE PROSPECTUS ARE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.

The Funds will combine the value of your current purchases with the current market value of any shares previously purchased for

        o        your individual account(s),
        o        your spouse's account(s),
        o        joint account(s) with your spouse,
        o        your minor children's trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. To be entitled to a reduced sales charge based on shares already owned, you must let the Funds know at the time you make the purchase for which you are seeking the reduction that you qualify for such a reduction. You may be required to provide the Funds with your account number(s), account name(s), and copies of the account statements, and if applicable, the account number(s) account name(s), and copies of the account statements, for your spouse and/or children (and provide the children's ages). Your financial institution may require documentation or other information in order to verify your eligibility for a reduced sales charge. The Funds may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase A Shares at the sales charge rate applicable to the total amount of purchases of all share classes you intend to make over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. In other words, a Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Reinvested dividends or capital gain distributions do not apply toward these combined purchases. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. As shown in the chart above under "Front-End Sales Charges - A Shares," the first breakpoint will be applied when total purchases reach $100,000. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 3.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of shares of any class made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Funds' website at www.sticlassicfunds.com.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                               STIPUABLV0305